MAXIM SERIES FUND, INC.

                           Maxim Index 600 Portfolio

                                  Annual Report

                                December 31, 2002















This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                           Maxim Index 600 Portfolio

The S&P 600 Index had a total return of -14.63% for the year ending December 31, 2002. Although the year opened amid encouraging economic indicators, the economy ultimately failed to establish sound footing during 2002. As the markets floundered, interest rates dipped to their lowest levels in more than 40 years which spurred new home sales and mortgage refinancing. Among the ten largest holdings, the best performer was homebuilding company NVR Corp., which gained 60.05%. Coventry Health Care rose 45.51%, and Pogo Producing climbed 42.35%. Harman International returned 32.19%. Cephalon, the Index's largest holding, fell 35.61% during the year.

                              Line Graph Comparison

            Maxim Index

           600 Portfolio       S&P 600 Index

             10,000.00           10,000.00
  1993       10,121.00           10,248.00
  1994       9,646.33            9,757.84
  1995       12,177.52           12,679.33
  1996       14,040.68           15,380.57
  1997       16,989.22           19,315.53
  1998       16,720.79           19,062.50
  1999       18,702.21           21,427.01
  2000       20,619.19           23,955.40
  2001       21,819.22           25,522.08
  2002       18,496.15           21,790.75

$18,496.15  Maxim Index 600 Portfolio

$21,790.75   S&P 600 Index

As of 12/31/02

Maxim Index 600 Portfolio
Total Return -

One Year: -15.23%
Five Years: 1.71%
Since Inception: 7.01%

Portfolio Inception: 12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 600 Portfolio, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index 600 Portfolio (the "Portfolio") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 7 to the financial statements, the Portfolio transacted a 1 for 10 reverse stock split during 2002, and retroactively restated share information for all years presented.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          INDEX
                                                                                           600
                                                                                        PORTFOLIO
                                                                                     ----------------
                                                                                     ----------------
ASSETS:

     Investments in securities, market value  (1)                                  $      28,389,521
     Cash                                                                                     78,186
     Dividends and interest receivable                                                        22,992
     Receivable for investments sold                                                          63,427
     Variation margin on futures contracts                                                       285
                                                                                     ----------------
                                                                                     ----------------

            Total assets                                                                  28,554,411
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Due to investment adviser                                                                15,204
     Payable for investements purchased                                                       56,003
                                                                                     ----------------
                                                                                     ----------------

            Total liabilities                                                                 71,207
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $      28,483,204
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:  (See Note 7)
     Capital stock, $.10 par value                                                 $         454,656
     Additional paid-in capital                                                           32,450,217
     Net unrealized depreciation on investments and futures contracts                     (3,563,084)
     Accumulated net realized loss on investments and futures contracts                     (858,585)
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $      28,483,204
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            6.26
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)  (See Note 7)

SHARES OF CAPITAL STOCK:  (See Note 7)
     Authorized                                                                          100,000,000
     Outstanding                                                                           4,546,557

(1)  Cost of investments in securities:                                            $      31,952,880

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                         INDEX
                                                                                          600

                                                                                       PORTFOLIO

                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $         13,554
     Dividends                                                                              252,631
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                           266,185
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                        193,802
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                        72,383
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        70,243
     Net realized loss on futures contracts                                                (284,895)
     Change in net unrealized depreciation on investments                                (5,710,642)
     Change in net unrealized appreciation on futures contracts                             (11,675)
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized loss on investments and futures contracts               (5,936,969)
                                                                                     ---------------
                                                                                     ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     (5,864,586)
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               INDEX 600
                                                                               PORTFOLIO
                                                                     --------------------------------
                                                                     --------------------------------
                                                                          2002             2001
                                                                     ---------------   --------------
                                                                     ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $         72,383  $        57,316
     Net realized gain on investments                                        70,243          309,089
     Net realized loss on futures contracts                                (284,895)         (46,913)
     Change in net unrealized appreciation (depreciation) on investments (5,710,642)       1,239,595
     Change in net unrealized appreciation on futures contracts             (11,675)          11,950
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Net increase (decrease) in net assets resulting from operations     (5,864,586)       1,571,037
                                                                     ---------------   --------------
                                                                     ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                             (80,499)         (52,544)
     From net realized gains                                               (181,143)      (2,184,678)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Total distributions                                                   (261,642)      (2,237,222)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                    8,710,942       10,165,209
     Reinvestment of distributions                                          261,642        2,237,222
     Redemptions of shares                                               (6,385,367)      (7,992,820)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Net increase in net assets resulting from share transactions         2,587,217        4,409,611
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Total increase (decrease) in net assets                             (3,539,011)       3,743,426

NET ASSETS:
     Beginning of period                                                 32,022,215       28,278,789
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     End of period  (1)                                            $     28,483,204  $    32,022,215
                                                                     ===============   ==============
                                                                     ===============   ==============
                                                                                  0                0
OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                 1,139,118        1,351,872
     Issued in reinvestment of distributions                                 41,266          345,174
     Redeemed                                                              (933,084)      (1,080,208)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Net increase                                                           247,300          616,838
                                                                     ===============   ==============
                                                                     ===============   ==============

(1) Including undistributed (overdistributed) net investment income$                 $         5,595

(2) Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                          Year Ended December 31,
                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------
                                           2002 ~       2001 ~       2000 ~        1999 ~       1998 ~
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------
Net Asset Value, Beginning of Period    $      7.45  $      7.68  $      8.00  $       7.92 $      12.59

Income from Investment Operations

Net investment income                          0.01         0.01         0.03          0.05         0.07
Net realized and unrealized gain (loss)       (1.19)        0.33         0.74          0.81        (0.53)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Total Income (Loss) From
    Investment Operations                     (1.18)        0.34         0.77          0.86        (0.46)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Less Distributions

From net investment income                    (0.01)       (0.01)       (0.03)        (0.05)       (0.07)
From net realized gains +                     (0.00)       (0.56)       (1.06)        (0.73)       (4.14)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Total Distributions                           (0.01)       (0.57)       (1.09)        (0.78)       (4.21)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Net Asset Value, End of Period          $      6.26  $      7.45  $      7.68  $       8.00 $       7.92
                                          ==========   ==========   ==========   ===========  ===========
                                          ==========   ==========   ==========   ===========  ===========



Total Return                                (15.23%)       5.82%       10.25%        11.85%       (1.58%)

Net Assets, End of Period ($000)        $    28,483  $    32,022  $    28,279  $     25,169 $     23,619

Ratio of Expenses to Average Net Assets       0.60%        0.60%        0.60%         0.60%        0.60%

Ratio of Net Investment Income to

    Average Net Assets                        0.22%        0.20%        0.36%         0.66%        0.25%

Portfolio Turnover Rate                      18.06%       33.31%       85.61%        37.75%       59.18%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

+  The distribution from net realized gains in 2002 was less than $0.01 per share.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Stock Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,864,861 and $5,695,597, respectively. For the year ended December 31, 2002, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2002, the U.S. Federal income tax cost basis was $32,521,218. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,800,122 and gross depreciation of securities in which there was an excess of tax cost over value of $7,931,819, resulting in net depreciation of $4,131,697.

5. FUTURES CONTRACTS

      As of December 31, 2002, the Portfolio had 3 open Russell 2000 futures contracts. The contracts expire in March 2003 and the Portfolio has recorded unrealized appreciation of $275.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                                    2002            2001
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                               80,499         515,719
        Long-term capital gain                                       181,143       1,721,503
                                                                 ------------    ------------
                                                                 ------------    ------------

                                                                     261,642       2,237,222
                                                                 ============    ============


      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Net unrealized depreciation on investments and future contracts             (4,131,697)
      Undistributed net investment income                                                   0
      Accumulated net realized loss on investments and futures contracts            (858,585)
                                                                                  ------------
                                                                                  ------------
                                                                                  (4,990,282)
                                                                                  ============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $242,116, which expires in the year 2010. The Portfolio also had current year deferred post-October capital losses of $47,856.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Index 600 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.44%
      2,887 AAR Corp                                                      14,868
      5,330 Aeroflex Inc*                                                 36,777
      3,314 Alliant Techsystems Inc*                                     206,628
      2,572 Armor Holdings Inc*                                           35,416
      3,137 BE Aerospace Inc*                                             11,419
        886 Curtiss-Wright Corp                                           56,545
      1,882 DRS Technologies Inc*                                         58,963
      1,747 EDO Corp                                                      36,303
      1,398 Engineered Support Systems Inc*                               51,251
      1,850 Esterline Technologies Corp*                                  32,690
      3,785 GenCorp Inc                                                   29,977
      1,980 Kaman Corp Class A                                            21,780
      1,873 Mercury Computer Systems Inc*                                 57,164
      1,350 Triumph Group Inc*                                            43,119
                                                                        $692,900

AGRICULTURE --- 0.56%

      3,095 Corn Products International Inc                               93,252
      3,351 Delta & Pine Land Co                                          68,394
                                                                        $161,646

AIR FREIGHT --- 0.13%
      1,923 Forward Air Corp*                                             37,325
                                                                         $37,325

AIRLINES --- 0.53%

      3,985 Atlantic Coast Airlines Holdings Inc*                         47,940
      2,665 Frontier Airlines Inc*                                        18,015
      2,900 Mesa Air Group Inc*                                           11,803
      1,300 Midwest Express Holdings Inc*                                  6,955
      4,980 SkyWest Inc                                                   65,089
                                                                        $149,802

AUTO PARTS & EQUIPMENT --- 0.20%
      2,325 Intermet Corp                                                  9,765
      1,400 Midas Inc*                                                     9,002
      1,141 Standard Motor Products Inc                                   14,833
      4,942 Tower Automotive Inc*                                         22,239
                                                                         $55,839

AUTOMOBILES --- 0.75%

      1,400 Coachmen Industries Inc                                       22,120
      2,525 Monaco Coach Corp*                                            41,789
      2,470 Thor Industries Inc                                           85,042
      1,600 Winnebago Industries Inc                                      62,768
                                                                        $211,719

BANKS --- 8.60%

      1,949 American Financial Holdings Inc                               58,236
      2,160 Anchor Bancorp Wisconsin Inc                                  44,820
      1,935 Boston Private Financial Holdings Inc                         38,429
      2,811 Chittenden Corp                                               71,624
      3,971 Commercial Federal Corp                                       92,723
      3,426 Community First Bankshares Inc                                90,652
      4,458 Cullen/Frost Bankers Inc                                     145,777
      2,258 Dime Community Bancshares                                     43,241
      2,450 Downey Financial Corp                                         95,550
      2,075 East West Bancorp Inc                                         74,866
      3,463 First BanCorp                                                 78,264
      3,931 First Midwest Bancorp Inc                                    104,997
      1,285 First Republic Bank*                                          25,687
      1,492 FirstFed Financial Corp*                                      43,193
      2,563 Flagstar Bancorp Inc*                                         55,361
      1,035 GBC Bancorp                                                   20,038
      3,928 Hudson United Bancorp                                        122,161
      2,400 Irwin Financial Corp                                          39,600
      1,995 MAF Bancorp Inc                                               67,690
      2,139 Provident Bankshares Corp                                     49,434
      2,505 Riggs National Corp                                           38,802
      2,098 Seacoast Financial Services Corp                              41,983
      3,877 South Financial Group Inc                                     80,099
      2,921 Southwest Bancorp of Texas Inc*                               84,154
      5,241 Staten Island Bancorp Inc                                    105,554
      3,879 Sterling Bancshares Inc                                       47,401
      3,433 Susquehanna Bancshares Inc                                    71,547
      6,373 TrustCo Bank Corp NY                                          68,701
      1,815 UCBH Holdings Inc                                             77,047
      3,687 United Bankshares Inc                                        107,148
      5,511 Washington Federal Inc                                       136,948
      3,122 Waypoint Financial Corp*                                      55,572
      3,474 Whitney Holding Corp                                         115,788
      1,518 Wintrust Financial Corp*                                      47,544
                                                                      $2,440,631

BIOTECHNOLOGY --- 1.99%

      1,911 ArQule Inc*                                                    5,829
      5,250 Bio-Technology General Corp*                                  16,805
      4,793 Cephalon Inc (1)*                                            233,266
      2,503 Enzo Biochem Inc*                                             35,042
      3,022 IDEXX Laboratories Inc*                                      100,633
      3,862 Regeneron Pharmaceuticals Inc*                                71,486
      3,610 Techne Corp*                                                 103,130
                                                                        $566,191

BUILDING MATERIALS --- 1.40%
      2,470 Apogee Enterprises Inc                                        22,109
      1,735 ElkCorp                                                       30,016
      2,479 Florida Rock Industries Inc                                   94,326
      2,918 Griffon Corp*                                                 39,743
      4,993 Lennox International Inc                                      62,662
      2,123 Simpson Manufacturing Co Inc*                                 69,847
      1,855 Texas Industries Inc                                          45,077
      1,579 Universal Forest Products Inc                                 33,666
                                                                        $397,446

CHEMICALS --- 1.65%

      1,965 Arch Chemicals Inc                                            35,861
      2,240 Cambrex Corp                                                  67,670
      2,825 Georgia Gulf Corp                                             65,371
      2,805 MacDermid Inc                                                 64,094
      1,300 Material Sciences Corp*                                       16,822
      2,493 OM Group Inc                                                  17,152
      3,560 Omnova Solutions Inc*                                         14,347
        705 Penford Corp                                                   9,933
      8,055 PolyOne Corp                                                  31,576
        820 Quaker Chemical Corp                                          19,024
      2,583 Scotts Co Class A*                                           126,670
                                                                        $468,520

COMMUNICATIONS - EQUIPMENT --- 0.09%
      2,616 Allen Telecom Inc*                                            24,774
                                                                         $24,774

COMPUTER HARDWARE & SYSTEMS --- 0.75%
      2,274 Avid Technology Inc*                                          52,188
      2,023 Digi International Inc*                                        5,887
      2,195 Hutchinson Technology Inc*                                    45,437
      2,035 Network Equipment Technologies Inc*                            7,977
      5,379 Pinnacle Systems Inc*                                         73,208
      2,375 Rainbow Technologies Inc*                                     17,029
      1,325 SBS Technologies Inc*                                         12,137
                                                                        $213,863

COMPUTER SOFTWARE & SERVICES --- 4.66%
      1,311 ANSYS Inc*                                                    26,482
      3,641 American Management Systems Inc*                              43,656
      2,230 Analysts International Corp*                                   4,415
      1,754 BARRA Inc*                                                    53,199
      1,551 Bell Microproducts Inc*                                        8,593
      2,494 CACI International Inc Class A*                               88,886
      5,721 CIBER Inc*                                                    29,463
      2,875 Captaris Inc*                                                  6,900
      2,035 Carreker Corp*                                                 9,219
      1,120 Catapult Communications Corp*                                 13,384
      1,945 Computer Task Group Inc*                                       6,788
      1,510 Concord Communications Inc*                                   13,575
      3,589 Dendrite International Inc*                                   26,810
      4,436 Fair Isaac & Co Inc                                          189,417
      3,160 FileNET Corp*                                                 38,552
      3,026 Hyperion Solutions Corp*                                      77,677
      2,509 JDA Software Group Inc*                                       24,237
      1,705 Kronos Inc*                                                   63,068
      1,511 MICROS Systems Inc*                                           33,877
      2,160 MRO Software Inc*                                             26,233
      2,503 Manhattan Associates Inc*                                     59,221
      1,350 MapInfo Corp*                                                  7,493
      2,760 NYFIX Inc*                                                    12,420
      3,073 Netegrity Inc*                                                 9,996
      1,825 PC-Tel Inc*                                                   12,374
      2,320 Phoenix Technologies Ltd*                                     13,386
      2,944 Progress Software Corp*                                       38,125
      1,440 QRS Corp*                                                      9,504
      1,560 RadiSys Corp*                                                 12,449
      2,430 Radiant Systems Inc*                                          23,401
      1,795 Roxio Inc*                                                     8,562
      1,370 SCM Microsystems Inc*                                          5,823
      3,498 SERENA Software Inc*                                          55,233
      1,472 SPSS Inc*                                                     20,593
      1,225 StarTek Inc*                                                  33,810
      2,878 Systems & Computer Tech Corp*                                 24,751
      1,204 TALX Corp                                                     15,556
      3,504 THQ Inc*                                                      46,428
      3,457 Take-Two Interactive Software Inc*                            81,205
      3,100 Verity Inc*                                                   41,512
      1,640 Zix Corp*                                                      7,232
                                                                      $1,323,505

CONGLOMERATES --- 0.32%

      1,364 Lydall Inc*                                                   15,481
      1,060 Standex International Corp                                    25,270
      3,340 Tredegar Corp                                                 50,100
                                                                         $90,851

CONTAINERS --- 0.44%

      3,118 AptarGroup Inc                                                97,406
      2,636 Myers Industries Inc                                          28,205
                                                                        $125,611

COSMETICS & PERSONAL CARE --- 0.41%
      5,788 NBTY Inc*                                                    101,753
      1,385 Nature's Sunshine Products Inc                                13,448
                                                                        $115,201

DISTRIBUTORS --- 1.17%

      1,654 Advanced Marketing Services Inc                               24,314
      1,664 Applied Industrial Technologies Inc                           31,450
      4,810 Fleming Cos Inc                                               31,602
        860 Lawson Products Inc                                           26,643
      1,025 Nash-Finch Co                                                  7,923
      3,905 Performance Food Group Co*                                   132,610
      1,685 United Natural Foods Inc*                                     42,715
      2,148 Watsco Inc                                                    35,184
                                                                        $332,441

ELECTRIC COMPANIES --- 0.82%
      1,401 CH Energy Group Inc                                           65,329
      1,025 Central Vermont Public Service Corp                           18,737
      4,376 El Paso Electric Co*                                          48,136
        393 Green Mountain Power Corp                                      8,241
      1,230 UIL Holdings Corp                                             42,890
      2,903 UniSource Energy Corp                                         50,193
                                                                        $233,526

ELECTRONIC INSTRUMENT & EQUIP --- 5.52%
      2,480 AO Smith Corp                                                 66,985
      3,577 Acuity Brands Inc                                             48,433
      1,135 Analogic Corp                                                 57,077
      3,245 Anixter International Inc*                                    75,446
      3,540 Artesyn Technologies Inc*                                     13,594
      1,972 AstroPower Inc*                                               15,756
      1,229 BEI Technologies Inc                                          13,753
      2,982 Baldor Electric Co                                            58,895
      2,160 Belden Inc                                                    32,875
      2,100 Benchmark Electronics Inc*                                    60,186
      1,678 Black Box Corp*                                               75,174
      2,015 Brady Corp Class A                                            67,200
      2,280 C&D Technologies Inc                                          40,288
      2,978 CTS Corp                                                      23,080
      2,825 Checkpoint Systems Inc*                                       29,211
      3,660 Cognex Corp*                                                  67,454
      2,510 Coherent Inc*                                                 50,075
      2,395 Electro Scientific Industries Inc*                            47,900
      1,461 Flir Systems Inc*                                             71,297
      1,862 Global Imaging Systems Inc*                                   34,224
      1,489 Intermagnetics General Corp*                                  29,244
      1,739 Itron Inc*                                                    33,337
      1,450 Keithley Instruments Inc                                      18,125
      2,000 MagneTek Inc*                                                  8,880
      3,112 Methode Electronics Inc Class A                               34,139
      1,737 Park Electrochemical Corp                                     33,350
      3,511 Paxar Corp*                                                   51,787
      1,463 Photon Dynamics Inc*                                          33,356
      2,739 Pioneer-Standard Electronics Inc                              25,144
      1,202 Planar Systems Inc*                                           24,797
      2,159 Regal-Beloit Corp                                             44,691
      1,345 Rogers Corp*                                                  29,926
      3,514 Technitrol Inc                                                56,716
      2,825 Teledyne Technologies Inc*                                    44,296
      2,545 Trimble Navigation Ltd*                                       31,787
      2,559 Veeco Instruments Inc*                                        29,582
      3,811 Vicor Corp*                                                   31,445
      1,012 Woodward Governor Co                                          44,022
      1,800 X-Rite Inc                                                    12,582
                                                                      $1,566,109

ELECTRONICS - SEMICONDUCTOR --- 3.50%
      2,652 ATMI Inc*                                                     49,115
      2,177 Actel Corp*                                                   35,311
      9,226 Adaptec Inc*                                                  52,127
      2,767 Advanced Energy Industries Inc*                               35,196
      3,340 Alliance Semiconductor Corp*                                  13,126
      8,503 Axcelis Technologies Inc*                                     47,693
      2,958 Brooks-PRI Automation Inc*                                    33,899
      1,825 Cohu Inc                                                      26,828
      2,958 Cymer Inc*                                                    95,396
      2,414 DSP Group Inc*                                                38,189
      1,525 DuPont Photomasks Inc*                                        35,456
      3,903 ESS Technology Inc*                                           24,550
      3,414 Exar Corp*                                                    42,334
      2,295 Helix Technology Corp                                         25,704
      6,150 Kopin Corp*                                                   24,108
      4,485 Kulicke & Soffa Industries Inc*                               25,654
      2,530 Microsemi Corp*                                               15,408
      2,235 Pericom Semiconductor Corp*                                   18,573
      2,815 Photronics Inc*                                               38,566
      2,520 Power Integrations Inc*                                       42,840
      1,418 Rudolph Technologies Inc*                                     27,169
     11,939 Skyworks Solutions Inc*                                      102,914
      1,390 Standard Microsystems Corp*                                   27,063
      1,085 Supertex Inc*                                                 16,156
      1,894 Three-Five Systems Inc*                                       12,216
      1,933 Ultratech Stepper Inc*                                        19,019
      2,938 Varian Semiconductor Equipment Associates Inc*                69,810
                                                                        $994,420

ENGINEERING & CONSTRUCTION --- 0.74%
        531 Butler Manufacturing Co                                       10,275
      1,291 EMCOR Group Inc*                                              68,436
      2,330 Insituform Technologies Inc Class A*                          39,727
      3,383 Shaw Group Inc (1)*                                           55,650
      2,596 URS Corp*                                                     36,941
                                                                        $211,029

FINANCIAL SERVICES --- 0.85%
      2,338 Jefferies Group Inc                                           98,126
      4,205 Raymond James Financial Inc                                  124,384
      1,474 SWS Group Inc                                                 19,987
                                                                        $242,497

FOOD & BEVERAGES --- 1.08%
      1,585 American Italian Pasta Co Class A*                            57,028
        763 Coca-Cola Bottling Co Consolidated                            49,221
      2,960 Hain Celestial Group Inc*                                     44,992
      1,685 International Multifoods Corp*                                35,705
        770 J&J Snack Foods Corp*                                         27,497
      2,579 Lance Inc                                                     30,533
      2,502 Ralcorp Holdings Inc*                                         62,900
                                                                        $307,876

GOLD, METALS & MINING --- 1.11%
      1,320 AM Castle & Co*                                                6,006
      1,510 Brush Engineered Materials Inc*                                8,305
      1,825 Century Aluminum Co                                           13,523
        910 Cleveland-Cliffs Inc*                                         18,064
      2,476 Commercial Metals Co                                          40,210
      1,400 Commonwealth Industries Inc                                    9,562
      1,310 IMCO Recycling Inc*                                           10,650
      6,576 Massey Energy Co (1)                                          63,919
      1,414 Quanex Corp                                                   47,369
      2,200 Ryerson Tull Inc                                              13,420
      4,170 Steel Dynamics Inc*                                           50,165
        800 Steel Technologies Inc                                        13,568
      3,807 Stillwater Mining Co*                                         20,367
                                                                        $315,128

HEALTH CARE RELATED --- 6.04%
      1,758 AMERIGROUP Corp*                                              53,285
      4,167 Accredo Health Inc*                                          146,869
      1,802 AmSurg Corp*                                                  36,815
      2,658 Ameripath Inc*                                                57,147
      3,080 Cerner Corp*                                                  96,281
      5,232 Coventry Health Care Inc*                                    151,885
      1,795 Cryolife Inc*                                                 12,260
      1,009 Curative Health Services Inc*                                 17,405
      1,038 DIANON Systems Inc*                                           49,523
      5,744 Hooper Holmes Inc                                             35,268
      1,402 Impath Inc*                                                   27,647
      1,875 MAXIMUS Inc*                                                  48,938
      4,197 Mid Atlantic Medical Services Inc*                           135,983
      3,020 NDCHealth Corp                                                60,098
      4,440 Orthodontic Centers of America Inc*                           48,440
      3,005 Owens & Minor Inc                                             49,342
      2,153 PAREXEL International Corp*                                   23,661
      2,204 Pediatrix Medical Group Inc*                                  88,292
      4,804 Pharmaceutical Product Development Inc*                     140,613
      3,819 Priority Healthcare Corp*                                     88,601
      4,260 Province Healthcare Co*                                       41,450
      1,318 RehabCare Group Inc*                                          25,147
      4,210 Renal Care Group Inc*                                        133,204
      2,510 Sierra Health Services Inc*                                   30,145
      1,885 Sunrise Assisted Living Inc*                                  46,918
      7,921 US Oncology Inc*                                              68,675
                                                                      $1,713,892

HOMEBUILDING --- 2.20%

      4,455 Champion Enterprises Inc*                                     12,697
      3,234 Fleetwood Enterprises Inc*                                    25,387
      2,310 MDC Holdings Inc                                              88,381
        637 NVR Inc*                                                     207,322
      2,199 Ryland Group Inc                                              73,337
        718 Skyline Corp                                                  21,181
      2,904 Standard Pacific Corp                                         71,874
      6,157 Toll Brothers Inc*                                           124,371
                                                                        $624,550

HOTELS/MOTELS --- 0.24%

      2,532 Marcus Corp                                                   35,954
      3,884 Prime Hospitality Corp*                                       31,655
                                                                         $67,609

HOUSEHOLD GOODS --- 1.92%
      1,450 AT Cross Co Class A*                                           7,758
      2,125 Applica Inc*                                                  10,625
      1,025 Bassett Furniture Industries Inc                              14,678
      1,120 Department 56 Inc*                                            14,448
      1,285 Enesco Group Inc*                                              9,098
      3,304 Ethan Allen Interiors Inc                                    113,558
      2,876 Fedders Corp                                                   8,139
      4,540 Interface Inc                                                 13,938
      4,939 La-Z-Boy Inc                                                 118,437
      1,315 Libbey Inc                                                    34,190
        556 National Presto Industries Inc                                16,335
      1,200 Royal Appliance Manufacturing Co*                              8,724
      1,769 Russ Berrie & Co Inc                                          59,757
      1,000 Salton Inc*                                                    9,620
      1,062 Toro Co                                                       67,862
      1,420 WD-40 Co                                                      37,516
                                                                        $544,683

INSURANCE RELATED --- 2.66%
      1,834 Delphi Financial Group Inc Class A                            69,619
      6,357 First American Financial Corp                                141,125
      6,665 Fremont General Corp                                          29,926
      2,570 Hilb Rogal & Hamilton Co                                     105,113
      1,572 LandAmerica Financial Group Inc                               55,727
      1,905 Philadelphia Consolidated Holding Corp*                       67,437
      2,604 Presidential Life Corp                                        25,858
      2,152 RLI Corp                                                      60,041
        850 SCPIE Holdings Inc                                             5,602
      2,320 Selective Insurance Group Inc                                 58,418
      1,540 Stewart Information Services Corp*                            32,941
      4,120 UICI*                                                         64,066
      1,619 Zenith National Insurance Corp                                38,079
                                                                        $753,952

LEISURE & ENTERTAINMENT --- 1.99%
      1,055 4Kids Entertainment Inc*                                      23,294
      1,585 Action Performance Cos Inc                                    30,115
      1,937 Arctic Cat Inc                                                30,992
      2,492 Argosy Gaming Corp*                                           47,174
      3,285 Aztar Corp*                                                   46,910
      2,946 Bally Total Fitness*                                          20,887
      1,406 Huffy Corp*                                                    8,394
      2,215 JAKKS Pacific Inc*                                            29,836
      1,615 K2 Inc*                                                       15,181
      1,500 Meade Instruments Corp*                                        4,680
      4,116 Midway Games Inc*                                             17,164
      2,360 Pinnacle Entertainment Inc*                                   16,355
      2,006 Polaris Industries Inc                                       117,552
      2,059 SCP Pool Corp*                                                60,123
      1,600 Shuffle Master Inc*                                           30,576
      2,425 Sturm Ruger & Co Inc                                          23,207
      2,769 WMS Industries Inc*                                           41,480
                                                                        $563,920

MACHINERY --- 4.92%

      1,775 Astec Industries Inc*                                         17,626
      1,610 Barnes Group Inc                                              32,764
      1,861 Briggs & Stratton Corp                                        79,037
      2,155 CLARCOR Inc                                                   69,542
      1,429 CUNO Inc*                                                     47,328
      1,825 Dionex Corp*                                                  54,221
      1,404 Flow International Corp*                                       3,580
      1,425 Gardner Denver Inc*                                           28,928
      4,136 Graco Inc                                                    118,496
      2,824 Harman International Industries Inc                          168,028
      2,805 IDEX Corp                                                     91,724
      3,775 JLG Industries Inc                                            28,426
      1,025 Lindsay Manufacturing Co                                      21,935
      2,276 Manitowoc Co Inc                                              58,038
      3,057 Milacron Inc                                                  18,189
      3,000 Mueller Industries Inc*                                       81,750
      1,465 Oshkosh Truck Corp                                            90,098
      2,790 Reliance Steel & Aluminum Co                                  58,144
      1,200 Robbins & Myers Inc                                           22,080
      1,130 SPS Technologies Inc*                                         26,838
      2,400 Stewart & Stevenson Services Inc                              33,936
      1,456 Thomas Industries Inc                                         37,943
      5,560 Timken Co                                                    106,196
      2,082 Valmont Industries Inc                                        40,391
      2,234 Wabash National Corp*                                         18,721
      2,305 Watts Industries Inc Class A                                  36,281
      1,065 Wolverine Tube Inc*                                            6,081
                                                                      $1,396,321

MANUFACTURING --- 0.42%

      1,865 RTI International Metals Inc*                                 18,837
      2,746 Roper Industries Inc                                         100,504
                                                                        $119,341

MEDICAL PRODUCTS --- 3.83%
      2,472 Advanced Medical Optics Inc*                                  29,590
      1,875 ArthroCare Corp*                                              18,469
      1,275 Biosite Inc*                                                  43,376
      2,477 CONMED Corp*                                                  48,524
      2,652 Cooper Cos Inc                                                66,353
      1,285 Datascope Corp                                                31,869
      2,477 Diagnostic Products Corp                                      95,662
      2,166 Haemonetics Corp*                                             46,482
      1,689 Hologic Inc*                                                  20,623
      1,200 ICU Medical Inc*                                              44,760
      1,934 Inamed Corp*                                                  59,567
      2,675 Invacare Corp                                                 89,078
      2,017 Mentor Corp                                                   77,655
      1,483 Osteotech Inc*                                                 9,551
      1,050 PolyMedica Corp*                                              32,382
      2,907 ResMed Inc (1)*                                               88,867
      2,866 Respironics Inc*                                              87,215
      2,180 Sola International Inc*                                       28,340
      1,491 SurModics Inc*                                                42,762
      3,285 Sybron Dental Specialties Inc*                                48,782
      2,684 Theragenics Corp*                                             10,817
      2,253 Viasys Healthcare Inc*                                        33,547
      1,120 Vital Signs Inc                                               33,466
                                                                      $1,087,737

OFFICE EQUIPMENT & SUPPLIES --- 1.24%
      2,050 Gerber Scientific Inc*                                         8,323
      1,619 Imagistics International Inc*                                 32,380
      1,116 New England Business Service Inc                              27,230
      2,435 Standard Register Co                                          43,830
      2,861 United Stationers Inc*                                        82,400
      2,742 Zebra Technologies Corp Class A*                             157,117
                                                                        $351,280

OIL & GAS --- 6.17%
      1,200 Atwood Oceanics Inc*                                          36,120
      2,753 Cabot Oil & Gas Corp Class A                                  68,219
      3,275 Cal Dive International Inc*                                   76,963
      1,305 Carbo Ceramics Inc                                            43,979
      3,510 Cimarex Energy Co*                                            62,829
      1,475 Dril-Quip Inc*                                                24,928
      1,667 Evergreen Resources Inc*                                      74,765
      2,264 Frontier Oil Corp                                             38,986
      1,985 Hydril Co*                                                    46,786
      4,510 Input/Output Inc*                                             19,168
      2,458 Lone Star Technologies Inc*                                   36,600
      3,534 Maverick Tube Corp*                                           46,048
      4,487 Newfield Exploration Co*                                     161,756
      1,771 Nuevo Energy Co*                                              19,658
      2,155 Oceaneering International Inc*                                53,315
      1,940 Offshore Logistics Inc*                                       42,525
      2,427 Patina Oil & Gas Corp                                         76,815
      2,068 Plains Resources Inc*                                         24,506
      5,358 Pogo Producing Co                                            199,586
      1,100 Prima Energy Corp*                                            24,596
      2,286 Remington Oil & Gas Corp*                                     37,513
      1,736 SEACOR SMIT Inc*                                              77,252
      2,444 St Mary Land & Exploration Co                                 61,100
      2,280 Stone Energy Corp*                                            76,061
      2,429 Swift Energy Co*                                              23,488
      1,205 TETRA Technologies Inc*                                       25,751
      3,400 Tom Brown Inc*                                                85,340
      3,755 Unit Corp*                                                    69,655
      2,776 Veritas DGC Inc*                                              21,930
      5,608 Vintage Petroleum Inc                                         59,164
      2,404 W-H Energy Services Inc*                                      35,074
                                                                      $1,750,476

PAPER & FOREST PRODUCTS --- 0.54%
      3,166 Buckeye Technologies Inc*                                     19,471
      2,520 Caraustar Industries Inc*                                     23,890
      1,300 Chesapeake Corp                                               23,205
      1,045 Deltic Timber Corp                                            27,902
      1,359 Pope & Talbot Inc                                             19,379
      3,006 Rock-Tenn Co Class A                                          40,521
                                                                        $154,368

PERSONAL LOANS --- 0.42%
      2,166 Cash America International Inc                                20,620
      1,650 Financial Federal Corp*                                       41,465
      2,202 New Century Financial Corp*                                   55,909
                                                                        $117,994

PHARMACEUTICALS --- 0.83%

      4,433 Alpharma Inc Class A                                          52,797
      1,239 CIMA Labs Inc*                                                29,973
      2,264 MGI Pharma Inc*                                               16,414
      2,352 Medicis Pharmaceutical Corp Class A*                         116,824
      1,975 Noven Pharmaceuticals Inc*                                    18,229
                                                                        $234,237

PHOTOGRAPHY/IMAGING --- 0.05%

      2,475 Concord Camera Corp*                                          13,439
                                                                         $13,439

POLLUTION CONTROL --- 0.45%
      1,513 Ionics Inc*                                                   34,496
      2,415 Waste Connections Inc*                                        93,243
                                                                        $127,739

PRINTING & PUBLISHING --- 0.57%
      2,950 Bowne & Co Inc                                                35,253
      1,125 Consolidated Graphics Inc*                                    25,031
      1,930 Information Holdings Inc*                                     29,954
      2,600 John H Harland Co                                             57,538
      1,325 Thomas Nelson Inc*                                            13,277
                                                                        $161,053

RAILROADS --- 0.22%

      5,228 Kansas City Southern Industries Inc*                          62,736
                                                                         $62,736

REAL ESTATE --- 1.41%
      2,406 Capital Automotive REIT                                       57,022
      1,947 Colonial Properties Trust REIT                                66,081
      1,600 Essex Property Trust REIT                                     81,360
      2,394 Glenborough Realty Trust Inc REIT                             42,661
      2,417 Kilroy Realty Corp REIT                                       55,712
      3,129 Shurgard Storage Centers Inc REIT                             98,063
                                                                        $400,899

RESTAURANTS --- 3.22%

      4,864 Applebee's International Inc*                                112,801
      2,398 CEC Entertainment Inc*                                        73,619
      1,805 IHOP Corp*                                                    43,320
      3,389 Jack In The Box Inc*                                          58,596
      2,413 Landry's Seafood Restaurants Inc                              51,252
      1,900 Lone Star Steakhouse & Saloon Inc                             36,746
      2,000 Luby's Inc*                                                    5,820
      1,665 O'Charley's Inc*                                              34,182
      2,182 PF Changs China Bistro Inc*                                   79,207
      2,514 Panera Bread Co Class A*                                      87,512
      1,899 Rare Hospitality International Inc*                           52,450
      5,600 Ruby Tuesday Inc                                              96,824
      3,840 Ryan's Family Steak Houses Inc*                               43,584
      3,354 Sonic Corp*                                                   68,723
      2,361 Steak N Shake Co*                                             23,610
      1,775 Triarc Cos Inc*                                               46,576
                                                                        $914,822

RETAIL --- 6.83%

      1,920 Aaron Rents Inc                                               42,010
      3,877 AnnTaylor Stores Corp*                                        79,168
      1,125 Building Materials Holding Corp*                              16,088
      3,905 Burlington Coat Factory Warehouse Corp                        70,095
      4,293 Casey's General Stores Inc                                    52,418
      2,198 Cato Corp Class A                                             47,455
      7,440 Chicos FAS Inc*                                              140,690
      2,280 Children's Place*                                             24,259
      2,209 Christopher & Banks Corp*                                     45,837
      1,875 Cost Plus Inc*                                                53,756
      2,518 Dress Barn Inc*                                               33,489
      2,067 Duane Reade Inc*                                              35,139
      1,770 Footstar Inc*                                                 12,319
      2,238 Freds Inc                                                     57,517
      1,950 Genesco Inc*                                                  36,329
      2,900 Goody's Family Clothing Inc*                                  12,876
      3,400 Great Atlantic & Pacific Tea Co Inc*                          27,404
      1,922 Group 1 Automotive Inc*                                       45,897
      2,499 Gymboree Corp*                                                39,634
      1,670 Hancock Fabrics Inc                                           25,468
      1,926 Haverty Furniture Inc                                         26,771
      2,732 Hot Topic Inc*                                                62,508
      2,083 Hughes Supply Inc                                             56,908
      4,045 Insight Enterprises Inc*                                      33,614
      1,686 J Jill Group Inc*                                             23,570
      1,640 Jo-Ann Stores Inc Class A*                                    37,671
      3,822 Linens 'n Things Inc*                                         86,377
      3,527 Men's Wearhouse Inc*                                          60,488
      4,615 O'Reilly Automotive Inc*                                     116,713
      4,268 Pacific Sunwear of California Inc*                            75,492
      4,500 Pep Boys - Manny Moe & Jack                                   52,200
      3,780 Regis Corp                                                    98,242
      1,609 School Specialty Inc*                                         32,148
      2,484 ShopKo Stores Inc*                                            30,926
      3,686 Stein Mart Inc*                                               22,485
      1,875 TBC Corp*                                                     22,519
      2,963 Too Inc*                                                      69,690
      1,256 Ultimate Electronics Inc*                                     12,748
      2,645 Wet Seal Inc Class A*                                         28,463
      2,897 Zale Corp*                                                    92,414
                                                                      $1,939,795

SHOES --- 0.52%

      1,518 Brown Shoe Co Inc                                             36,174
      1,580 K-Swiss Inc                                                   34,302
      3,340 Stride Rite Corp                                              23,948
      3,550 Wolverine World Wide Inc                                      53,641
                                                                        $148,065

SPECIALIZED SERVICES --- 5.15%
      4,247 ABM Industries Inc                                            65,829
      1,725 ADVO Inc*                                                     56,632
      2,480 Administaff Inc*                                              14,880
        775 Angelica Corp                                                 16,004
      2,570 Arbitron Inc*                                                 86,095
      1,668 CDI Corp*                                                     45,003
        705 CPI Corp                                                      10,215
      3,165 Central Parking Corp                                          59,692
        844 Chemed Corp                                                   29,835
      3,821 Corinthian Colleges Inc*                                     144,663
      2,915 FactSet Research Systems Inc                                  82,407
      1,791 G&K Services Inc Class A                                      63,403
      3,231 Global Payments Inc                                          103,424
      1,150 Hall Kinion & Associates Inc*                                  6,430
      1,620 Heidrick & Struggles International Inc*                       23,765
      3,993 ITT Educational Services Inc*                                 94,035
      2,615 Information Resources Inc*                                     4,184
      1,044 Insurance Auto Auctions Inc*                                  17,320
      3,385 Kroll Inc*                                                    64,586
      3,660 Labor Ready Inc*                                              23,497
      1,046 MemberWorks Inc*                                              18,807
      1,240 Mobile Mini Inc*                                              19,431
      2,200 NCO Group Inc*                                                35,090
      2,374 On Assignment Inc*                                            20,226
      5,586 PRG-Schultz International Inc*                                49,715
      2,185 Pegasus Solutions Inc*                                        21,916
      1,695 Pre-Paid Legal Services Inc*                                  44,409
      1,550 SOURCECORP Inc*                                               28,815
      5,193 Spherion Corp*                                                34,793
      4,606 Tetra Tech Inc*                                               56,193
      1,300 Volt Information Sciences Inc*                                22,230
      2,877 Watson Wyatt & Co Holdings*                                   62,575
      4,091 eFunds Corp*                                                  37,269
                                                                      $1,463,368

TELEPHONE & TELECOMMUNICATIONS --- 0.96%
      2,100 Audiovox Corp Class A*                                        21,716
      2,100 Aware Inc*                                                     4,578
        950 Bel Fuse Inc Class B                                          19,143
      1,560 Boston Communications Group Inc*                              19,828
      1,073 Brooktrout Inc*                                                5,687
      3,244 C-COR.net Corp*                                               10,770
      3,934 Cable Design Technologies Corp*                               23,211
      1,125 Concerto Software Inc*                                         7,594
      4,904 General Communication Inc Class A*                            32,906
      5,425 Harmonic Inc*                                                 12,478
      2,090 Inter-Tel Inc                                                 43,702
      2,196 Metro One Telecommunications*                                 14,164
      1,060 Metrocall Inc (rights) @*                                          0
      3,702 SymmetriCom Inc*                                              15,622
      1,203 Tollgrade Communications Inc*                                 14,111
      2,229 ViaSat Inc*                                                   25,723
                                                                        $271,233

TEXTILES --- 1.42%

      1,250 Ashworth Inc*                                                  8,000
      4,043 Fossil Inc*                                                   82,235
        560 Haggar Corp                                                    7,050
      2,195 Kellwood Co                                                   57,070
      2,970 Nautica Enterprises Inc*                                      32,997
      1,091 OshKosh B'Gosh Inc Class A                                    30,603
        641 Oxford Industries Inc                                         16,442
      2,425 Phillips-Van Heusen Corp                                      28,033
      2,046 Quiksilver Inc*                                               54,546
      2,785 Russell Corp                                                  46,621
      2,835 Wellman Inc                                                   38,244
                                                                        $401,841

TOBACCO --- 0.19%

      3,951 DIMON Inc                                                     23,706
      1,279 Schweitzer-Mauduit International Inc                          31,336
                                                                         $55,042

TRANSPORTATION --- 2.36%

      2,160 Arkansas Best Corp*                                           56,119
      4,339 Heartland Express Inc*                                        99,411
      2,100 Kirby Corp*                                                   57,519
      3,209 Knight Transportation Inc*                                    67,389
      1,362 Landstar System Inc*                                          79,486
      1,650 Roadway Corp                                                  60,737
      2,332 USFreightways Corp                                            67,045
      5,539 Werner Enterprises Inc                                       119,255
      2,539 Yellow Corp*                                                  63,960
                                                                        $670,921

UTILITIES --- 2.90%

      3,911 Atmos Energy Corp                                             91,205
      4,250 Avista Corp                                                   49,130
        973 Cascade Natural Gas Corp                                      19,460
      2,991 Energen Corp                                                  87,038
      1,633 Laclede Group Inc                                             39,519
      1,397 NUI Corp                                                      24,112
      2,331 New Jersey Resources Corp                                     73,636
      3,362 NorthWestern Corp                                             17,079
      2,200 Northwest Natural Gas Co                                      59,532
      2,846 Piedmont Natural Gas Co Inc                                  100,606
      4,764 Southern Union Co                                             78,606
      2,885 Southwest Gas Corp                                            67,653
      2,240 Southwestern Energy Co*                                       25,648
      2,411 UGI Corp                                                      90,147
                                                                        $823,371

WATER --- 0.53%

      1,307 American States Water Co                                      30,257
      5,864 Philadelphia Suburban Corp                                   120,798
                                                                        $151,055

TOTAL COMMON STOCK --- 99.91%                                        $28,364,589
(Cost $31,927,948)

SHORT-TERM INVESTMENTS


     25,000 United States of America (1)                                  24,932
               1.170%, March 27, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.09%                                   $24,932
(Cost $24,932)

TOTAL INDEX 600 PORTFOLIO --- 100%                                   $28,389,521
(Cost $31,952,880)


Legend

(1)  Collateral for Futures

@ Security has no market value at December 31, 2002.

*  Non-income Producing Security
See Notes to Financial Statements

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on October 23, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve an amendment to the Fund's Articles of Incorporation ("charter") to effect a reverse stock split of the Portfolios' outstanding shares.

The votes cast in these matters for the Maxim Index 600 Portfolio were:

            For:       43,709,512.994
            Against:   2,293,297.677
            Abstain*:  1,636,585.329


A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Index 600 Portfolio were:

PROPOSAL #2
            For:       40,549,449.59
            Against:   658,306.86
            Abstain*:  1,784,815.89

PROPOSAL #3
            For:       39,846,768.15
            Against:   1,360,988.30
            Abstain*:  1,784,815.89

PROPOSAL #4
            For:       40,080,238.91
            Against:   1,127,517.54
            Abstain*:  1,784,815.89

PROPOSAL #5a
            For:       39,890,638.47
            Against:   1,181,472.98
            Abstain*:  1,920,460.89

PROPOSAL #5b
            For:       39,862,147.97
            Against:   1,218,787.97
            Abstain*:  1,911,636.40

PROPOSAL #5c
            For:       40,150, 078.44
            Against:   922,285.14
            Abstain*:  1,920,208.76

PROPOSAL #5d
            For:       39,853,575.61
            Against:   1,277,360.33
            Abstain*:  1,911,636.40

PROPOSAL #5e
            For:       40,293,035.16
            Against:   836,813.67
            Abstain*:  1,862,723.52

PROPOSAL #5f
            For:       40,552,223.00
            Against:   586,198.18
            Abstain*:  1,854,151.16

PROPOSAL #5g
            For:       39,888,117.18
            Against:   837,570.05
            Abstain*:  2,266,885.11

PROPOSAL #5h
            For:       40,089,567.66
            Against:   664,105.81
            Abstain*:  2,238,898.87

PROPOSAL #6a
            For:       40,006,365.33
            Against:   1,094,992.99
            Abstain*:  1,891,214.01

PROPOSAL #6c
            For:       40,066,623.99
            Against:   1,141,132.46
            Abstain*:  1,784,815.89

PROPOSAL #6d
            For:       39,508,412.04
            Against:   1,271,230.64
            Abstain*:  2,212,929.66

PROPOSAL #6e
            For:       39,712,383.79
            Against:   1,067,258.89
            Abstain*:  2,212.929.66

PROPOSAL #6f
            For:       40,175,795.52
            Against:   931,109.63
            Abstain*:  1,885,667.19

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.